Condensed Financial Information of the Parent Company (Details)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Restricted net assets description	Such restricted net assets amounted to approximately $64.6 million, or 35.0% of the Group’s total consolidated net assets, as of December 31, 2021.